Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net Sales	$ 20,000	$ 13,000	$ 40,000	$ 20,000
Cost of goods sold	26,000	50,000	102,000	115,000
Gross loss	(6,000)	(37,000)	(62,000)	(95,000)
Operating expenses:
Selling, general and administrative expense	4,120,000	3,536,000	6,591,000	1,467,000
Research and development expense	1,257,000	1,191,000	2,621,000	1,680,000
Amortization of intangible assets				42,000
Total operating expenses	5,377,000	4,727,000	9,212,000	3,189,000
Loss from operations	(5,383,000)	(4,764,000)	(9,274,000)	(3,284,000)
Interest expense	(1,723,000)	(3,000)	(817,000)
Gain on forgiveness of SBA PPP loan		38,000	38,000
Financing costs	(611,000)
Total other income (expense)	(2,334,000)	35,000
Net Loss	$ (7,717,000)	$ (4,729,000)	$ (10,053,000)	$ (3,284,000)
Loss per share – basic and diluted	$ (0.24)	$ (0.16)	$ (0.32)	$ (0.12)
Weighted average number of shares outstanding – basic and diluted	32,820,329	29,680,652	30,970,657	27,621,029